Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncement, Early Adoption [Line Items]
Allowance for doubtful accounts	$ 8,428	$ 602,128
Vessels' salvage value per lightweight ton	300
Depreciation	$ 52,294	16,913,785	$ 18,357,377
Vessels [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Useful life	25 years
Computer Systems Software [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Useful life	5 years
Vehicle [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Useful life	6 years
Other Fixed Assets [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Depreciation	$ 52,294	$ 226,428	$ 203,357